5. Financial risk management (Details 6) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	$ 3,039,531	$ 5,199,809
Liabilities	205,246	1,591
Derivative financial instruments
SummaryOfFinancialRiskManagementLineItems [Line Items]
Liabilities	205,246	1,591
Level 1
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	3,039,531	5,199,809
Liabilities	0	0
Level 1 | Derivative financial instruments
SummaryOfFinancialRiskManagementLineItems [Line Items]
Liabilities	0	0
Level 2
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	0
Liabilities	205,246	1,591
Level 2 | Derivative financial instruments
SummaryOfFinancialRiskManagementLineItems [Line Items]
Liabilities	205,246	1,591
Level 3
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	0
Liabilities	0	0
Level 3 | Derivative financial instruments
SummaryOfFinancialRiskManagementLineItems [Line Items]
Liabilities	0	0
Government bonds
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets		5,052,573
Government bonds | Level 1
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets		5,052,573
Government bonds | Level 2
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets		0
Government bonds | Level 3
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets		0
Money market funds
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	2,789,831	147,236
Money market funds | Level 1
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	2,789,831	147,236
Money market funds | Level 2
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	0
Money market funds | Level 3
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	$ 0
Cash and cash equivalents
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	249,700
Cash and cash equivalents | Level 1
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	249,700
Cash and cash equivalents | Level 2
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0
Cash and cash equivalents | Level 3
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	$ 0